Item 1. Report to Shareholders

T. Rowe Price Institutional Large-Cap Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Graphic Omitted]

Institutional Large-Cap Growth Fund
--------------------------------------------------------------------------------

As of 12/31/03

Institutional Large-Cap Growth Fund    $             11,853
Russell 1000 Growth Index              $             10,237
Lipper Large-Cap Growth Funds Index    $             10,010


                                                      Lipper
                                 Russell           Large-Cap       Institutional
                                    1000              Growth           Large-Cap
                                  Growth               Funds              Growth
                                   Index               Index                Fund
--------------------------------------------------------------------------------

10/31/01                   $   10,000          $   10,000          $   10,000
12/01                          10,940              10,967              11,400
12/02                           7,890               7,884               8,557
12/03                          10,237              10,010              11,853

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                              1 Year             10/31/01

Institutional Large-Cap
Growth Fund                                          38.52%                8.16%

Russell 1000 Growth Index                            29.75                 1.09

Lipper Large-Cap Growth
Funds Index                                          26.96                 0.04

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot guarantee future results.

Dear Shareholder,

We are pleased to report that the Institutional Large-Cap Growth Fund generated solid returns for the 12-month period ended December 31, 2003. The portfolio outpaced the Russell 1000 Growth Index and the Lipper peer group index. The portfolio especially benefited from the performance of our information technology (semiconductors and semiconductor equipment) and consumer discretionary (media) holdings.

As you know, the portfolio's investment objective is to provide long-term capital growth through investments primarily in the common stocks of well-established large-capitalization growth companies. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even in times of slow economic growth.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Periods Ended 12/31/03
12-Month Return


S&P 500 Stock Index                                                       28.68

S&P MidCap 400 Index                                                      35.62

Russell 2000 Index                                                        47.25

Nasdaq Composite                                                          50.01

The Major Index Returns table shows how various domestic stock market segments performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------

Information Technology                                26.3%                27.8%

Consumer Discretionary                                18.2                 20.8

Health Care                                           21.0                 18.2

Financials                                            16.1                 13.0

Industrials and Business Services                      9.6                  6.9

Historical weightings reflect current sector classifications.

The Top 5 Sectors table shows how the portfolio's assets were allocated as of December 31, 2003. Information technology stocks were the largest sector allocation at 27.8% of net assets, increased from 26.3% a year earlier. Consumer discretionary holdings rose and now account for 20.8%, up from 18.2% at the end of 2002. The health care, financials, and industrials and business services sectors were all trimmed over the past 12 months.

Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------

Nextel Communications

Cisco Systems

Citigroup

VERITAS Software

Yahoo!

WORST CONTRIBUTORS
--------------------------------------------------------------------------------

Mellon Financial**

Baxter International**

Kohl's**

Concord EFS**

Fiserv**

** Position eliminated

The Best and Worst Contributors table shows the stocks that had the greatest impact on the portfolio's performance during the year. Nextel Communications, Cisco Systems, and Citigroup were the top positive contributors, while Mellon Financial, Baxter International, and Kohl's were the largest detractors.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman
January 20, 2004

Financial Highlights

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

                                 For a share outstanding throughout each period
                                 -----------------------------------------------

                                 Year                                10/31/01
                                Ended                                 Through
                             12/31/03            12/31/02            12/31/01

NET ASSET VALUE

Beginning of period          $   8.49            $  11.39            $  10.00

Investment activities

  Net investment
  income (loss)                    -*                  -*                0.01*

  Net realized and
  unrealized gain (loss)         3.27               (2.84)               1.39

  Total from
  investment activities          3.27               (2.84)               1.40

Distributions

  Net investment income         (0.01)               --                 (0.01)

  Net realized gain              --                 (0.06)               --

  Total distribution            (0.01)              (0.06)              (0.01)

NET ASSET VALUE

End of period                $  11.75            $   8.49            $  11.39
                             --------            --------            --------

Ratios/Supplemental Data

Total return^                   38.52%*            (24.94)%*            14.00%*

Ratio of total expenses to
average net assets               0.65%*              0.65%*           0.65%*!

Ratio of net investment
income (loss) to average
net assets                       0.14%*              0.07%*           0.36%*!

Portfolio turnover rate          73.3%               91.3%             98.2%!

Net assets, end of period
(in thousands)               $  23,641            $  6,511          $  2,281

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 4/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report
December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS  97.8%

CONSUMER DISCRETIONARY  20.8%

Automobiles  1.6%

Harley-Davidson                                      8,000                  380

                                                                            380

Hotels, Restaurants & Leisure  3.5%

Carnival                                             7,600                  302

International Game Technology                       14,700                  525

                                                                            827

Internet & Catalog Retail  1.8%

eBay *                                               6,500                  420

                                                                            420

Media  9.7%

Clear Channel Communications                         8,600                  403

Comcast, Class A *                                   8,000                  250

EchoStar Communications

    Class A *                                       15,300                  520

Scripps, Class A                                     4,100                  386

Univision Communications

    Class A *                                        8,600                  341

Viacom, Class B                                      8,700                  386

                                                                          2,286

Multiline Retail  1.3%

Target                                               8,000                  307

                                                                            307

Specialty Retail  2.9%

Best Buy                                             6,500                  340

Home Depot                                           9,900                  351

                                                                            691

Total Consumer Discretionary                                              4,911

CONSUMER STAPLES  4.6%

Food & Staples Retailing  2.5%

Sysco                                                9,800                  365

Walgreen                                             6,300                  229

                                                                            594

Personal Products  2.1%

Estee Lauder, Class A                                6,700                  263

Gillette                                             6,100                  224

                                                                            487

Total Consumer Staples                                                    1,081

ENERGY  2.2%

Energy Equipment & Services  2.2%

Transocean, Class C *                               22,100                  531

Total Energy                                                                531

FINANCIALS  13.0%

Capital Markets  5.1%

Charles Schwab                                      33,800                  400

Morgan Stanley                                       5,600                  324

State Street                                         9,100                  474

                                                                          1,198

Consumer Finance  2.0%

American Express                                     3,000                  145

SLM Corporation                                      8,600                  324

                                                                            469


Diversified Financial Services  3.7%

Citigroup                                           18,100                  878

                                                                            878

Insurance  2.2%

American International Group                         7,900                  524

                                                                            524

Total Financials                                                          3,069

HEALTH CARE  18.2%

Biotechnology  5.2%

Amgen *                                              5,500                  340

Genentech *                                          2,300                  215

Gilead Sciences *                                    7,200                  419

MedImmune *                                          9,900                  251

                                                                          1,225

Health Care Equipment & Supplies  2.7%

Boston Scientific *                                  5,100                  187

Medtronic                                            6,800                  331

Stryker                                              1,400                  119

                                                                            637

Health Care Providers & Services  3.6%

UnitedHealth Group                                  14,500                  844

                                                                            844

Pharmaceuticals  6.7%

Forest Laboratories *                                8,600                  532

Pfizer                                              30,100                1,063

                                                                          1,595

Total Health Care                                                         4,301

INDUSTRIALS & BUSINESS SERVICES  6.9%

Air Freight & Logistics  0.8%

UPS, Class B                                         2,400                  179

                                                                            179

Commercial Services & Supplies  2.0%

Apollo Group, Class A *                              7,100                  483

                                                                            483

Industrial Conglomerates  2.7%

GE                                                  20,900                  647

                                                                            647

Machinery  1.4%

Danaher                                              3,600                  330

                                                                            330

Total Industrials & Business Services                                     1,639

INFORMATION TECHNOLOGY  27.8%

Communications Equipment  3.4%

Cisco Systems *                                     21,200                  515

QLogic *                                             3,500                  181

Research In Motion *                                 1,800                  120

                                                                            816

Computer & Peripherals  1.9%

Dell *                                              13,100                  445

                                                                            445

Internet Software & Services  2.9%

InterActiveCorp *                                    9,100                  309

Yahoo! *                                             8,200                  370

                                                                            679

IT Services  4.8%

Accenture, Class A *                                14,400                  379

Affiliated Computer Services

    Class A *                                        6,700                  365

First Data                                           9,300                  382

                                                                          1,126

Semiconductor & Semiconductor
Equipment  5.4%

Analog Devices                                       5,100                  233

Applied Materials *                                 15,400                  346

ASML Holding ADS *                                   9,700                  194

Maxim Integrated Products                            7,700                  383

Xilinx *                                             3,400                  132

                                                                          1,288

Software  9.4%

Intuit *                                             7,000                  370

Microsoft                                           46,500                1,281

Red Hat *                                            5,800                  109

Siebel Systems *                                    15,300                  212

VERITAS Software *                                   6,500                  242

                                                                          2,214

Total Information Technology                                              6,568

TELECOMMUNICATION SERVICES  4.3%

Wireless Telecommunication Services  4.3%

Nextel Communications
    Class A *                                       16,600                  466

Vodafone ADR                                        22,600                  566

Total Telecommunication Services                                          1,032

Total Common Stocks (Cost $20,120)                                       23,132

SHORT-TERM INVESTMENTS  2.0%

Money Market Fund  2.0%

T. Rowe Price Reserve Investment
    Fund, 1.13% #                                  466,060                  466

Total Short-Term Investments (Cost $466)                                    466

Total Investments in Securities

99.8% of Net Assets (Cost $20,586)                         $             23,598

(ss.) Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

ADS  American Depository Shares

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $20,586)         $             23,598

Receivable for shares sold                                                1,602

Other assets                                                                 16

Total assets                                                             25,216

Liabilities

Payable for investment securities purchased                               1,561

Other liabilities                                                            14

Total liabilities                                                         1,575

NET ASSETS                                                 $             23,641
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $               (111)

Net unrealized gain (loss)                                                3,012

Paid-in-capital applicable to 2,012,605 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       20,740

NET ASSETS                                                 $             23,641
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.75
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Dividend income                                            $                 75

Expenses

  Custody and accounting                                                     92

  Investment management                                                      52

  Legal and audit                                                            15

  Directors                                                                   5

  Prospectus and shareholder reports                                          2

  Miscellaneous                                                               5

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                              (52)

    Expenses (reimbursed by) repaid to manager                              (58)

  Total expenses                                                             61

Net investment income (loss)                                                 14

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      224

Change in net unrealized gain (loss) on securities                        3,043

Net realized and unrealized gain (loss)                                   3,267

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              3,281

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report
($ 000s)

                                                     Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $            14      $             2

  Net realized gain (loss)                             224                 (336)

  Change in net unrealized gain (loss)               3,043                 (265)

  Increase (decrease) in net assets from
  operations                                         3,281                 (599)

Distributions to shareholders

  Net investment income                                (19)                --

  Net realized gain                                   --                    (45)

  Decrease in net assets from distributions            (19)                 (45)

Capital share transactions *

  Shares sold                                       14,329                5,009

  Distributions reinvested                              19                   45

  Shares redeemed                                     (480)                (180)

  Increase (decrease) in net assets from
  capital share transactions                        13,868                4,874

Net Assets

Increase (decrease) during period                   17,130                4,230

Beginning of period                                  6,511                2,281

End of period                              $        23,641      $         6,511
                                           -------------------------------------

*Share information

  Shares sold                                        1,294                  581

  Distributions reinvested                               2                    6

  Shares redeemed                                      (50)                 (20)

  Increase (decrease) in shares outstanding          1,246                  567

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 31, 2001. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $1,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $20,534,000 and $7,127,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDEARL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $19,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $          3,049,000

Unrealized depreciation                                                 (45,000)

Net unrealized appreciation (depreciation)                            3,004,000

Capital loss carryforwards                                             (103,000)

Paid-in capital                                                      20,740,000

Net assets                                                 $         23,641,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $130,000 of capital loss carryforwards. As of December 31, 2003, the fund had $103,000 of capital loss carryforwards that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $              1,000

Paid-in capital                                                          (1,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $20,594,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the following amounts: $133,000 through December 31, 2004, and $110,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $65,000 for the year ended December 31, 2003, of which $5,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $3,000.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Large-Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Large-Cap Growth Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $19,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $19,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Large-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1996

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1996

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1996

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(8/15/53)
1997
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
1996
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional Equity Funds

M. David Testa, CFA, CIC
(4/22/44)
1996
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Institutional Equity Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Preston G. Athey, CFA, CIC (7/17/49)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian W.H. Berghuis, CFA (10/12/58) Executive Vice President,
Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (12/28/44)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Anna M. Dopkin, CFA (9/5/67)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)
Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (9/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Institutional Large-Cap Growth Fund
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

John D. Linehan, CFA (1/21/65)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Institutional Equity Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Gregory A. McCrickard, CFA (10/19/58)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph M. Milano, CFA (9/14/72)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Charles G. Pepin (4/23/66)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Larry J. Puglia, CFA, CPA (8/25/60)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Institutional Equity Funds

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company

Robert W. Sharps, CFA, CPA (6/10/71)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert W. Smith (4/11/61)
Executive Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

John F. Wakeman (11/25/62)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David J. Wallack (7/2/60)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
Vice President, Institutional Equity Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $8,680               $11,996
     Audit-Related Fees                         446                    --
     Tax Fees                                 2,254                 2,904
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004